Transition to IFRS 15 - Additional Information (Detail) - Increase (decrease) due to application of IFRS 15 [member] - CAD ($) $ in Millions		3 Months Ended	6 Months Ended
	Nov. 01, 2018	Jan. 31, 2019	Apr. 30, 2019
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Cumulative effect adjustment to decrease in retained earnings net of tax	$ (58)
Non-interest expenses decreased		$ (55)	$ (105)
Non-interest income decreased		$ (55)	$ (105)